Real Estate Investments	12 Months Ended
Dec. 31, 2011
Real Estate Investments [Abstract]
Real Estate Investments
(3) Real Estate Investments

(a) Acquisitions of Real Estate

For the year ended December 31, 2011, the Company purchased five communities consisting of 386-units for $103.3 million.  The Company also acquired a property that is operated as a retail property that the Company plans to develop as a community in the future.

During the first quarter of 2011, the Company acquired Santee Village, a 73-unit adaptive re-use condominium community located in downtown Los Angeles for $17.0 million.  This community is adjacent to the Santee Court apartments acquired in 2010.  Also, during the quarter, the Company purchased 1000 Kiely, a 121-unit garden-style community located in Santa Clara, California for $31.4 million.

During the second quarter of 2011, the Company acquired Bellerive, a completed 63-unit vacant condominium project that the Company operates as a rental community located in West Los Angeles for $27.0 million.  Also during the second quarter, the Company invested $20.6 million in the purchase of Santa Clara Retail which is secured by a mortgage loan due in April 2014 at an interest rate that is currently at 5.0%.  The plans for this project are to entitle a portion of the site for 494 apartment units.  The site is currently improved with retail space that is 100% leased.

During the third quarter of 2011, the Company acquired the Bernard, a 63-unit community located in the Lower Queen Anne district of Seattle, Washington for $13.8 million. As part of the transaction, the Company assumed a $9.4 million loan secured by the property at a fixed rate of 6.0% which matures in January 2019.

During the fourth quarter 2011, the Company acquired Delano, a 66-unit community located in Redmond, Washington for $14.1 million.

For the year ended December 31, 2010, the Company purchased eleven communities for approximately $456.3 million, consisting of the following communities ($ in thousands):

Communities	Purchase Price	Units	Quarter Acquired
416 @ Broadway	$43,000	115	Q4 2010
Anavia	80,600	250	Q4 2010
Santee Court	31,100	165	Q4 2010
Courtyard off Main	30,000	110	Q4 2010
Corbella at Juanita Bay	23,400	169	Q4 2010
Allegro	29,850	97	Q4 2010
101 San Fernando	64,100	323	Q3 2010
The Commons	42,500	264	Q3 2010
Bella Villagio	54,000	231	Q3 2010
Muse	39,100	152	Q3 2010
Elevation	18,600	156	Q2 2010
Total 2010 purchases	$456,250	2,032

(b) Sales of Real Estate investments

For the year ended December 31, 2011, the Company sold $23.4 million of real estate which resulted in a gain of $8.4 million.  The Company also sold a land parcel that was previously held for future development.

During the second quarter of 2011, the Company disposed of Woodlawn Colonial, a 159-unit community located in Chula Vista, California for $16.0 million which resulted in a gain of $5.2 million.  The property was purchased in 2002 as part of the John M. Sachs, Inc. merger.

During the third quarter 2011, the Company sold the View Pointe land parcel located in Newcastle, Washington for net proceeds of $1.4 million and a gain of $0.2 million.

During the fourth quarter of 2011, the Company sold the Clarendon office building in Woodland Hills, California for $7.4 million which resulted in a gain of $3.2 million on the sale.

No communities were held for sale as of December 31, 2011 and 2010.

(c) Co-investments

The Company has joint venture investments in co-investments which are accounted for under the equity method.  The joint ventures own, operate and develop apartment communities.

Wesco I, LLC

During 2011, the Company entered into a 50/50 programmatic joint venture, Wesco, I LLC ("Wesco I"), with an institutional partner for a total equity commitment from the partners of $200.0 million.  Each partner's equity commitment is $100.0 million.   The Company has contributed $78.3 million to Wesco I, and as of December 31, 2011, Wesco I owned six apartment communities with 2,013 units for an aggregate purchase price of $429.2 million.

During the second quarter 2011, Wesco I acquired Arbors Parc Rose, a 373-unit community located in Oxnard, California for $92.0 million.  Wesco I obtained a $100.0 million line of credit at a rate of LIBOR + 2.3%, and Wesco I obtained secured mortgage loans totaling $59.9 million at 4.7% secured by Arbors Parc Rose for 10 years in June.

During the third quarter of 2011, Wesco I acquired Reveal (formerly Millennium at Warner Center), a 438-unit community located in the Canoga Park area of Los Angeles county.  The property, which was completed in 2010, was acquired for $132.9 million.  Wesco I obtained a mortgage loan for $78.7 million at LIBOR + 1.9% secured by Reveal with a maturity of two years with two 1-year extensions.  Also, during the quarter, the Company acquired Redmond Hill, a group of four communities built between 1985 and 2003 consisting of 882-units in Redmond, Washington.  The properties, are operated as two separate communities, were acquired for $151.3 million through the Company's joint venture, Wesco I.  In conjunction with the acquisition, Wesco I obtained two 10-year loans totaling $97.1 million secured by Redmond Hill at a fixed rate of 4.06%.

During the fourth quarter of 2011, Wesco I acquired Briarwood for $27.8 million.  The property is a 160-unit community located in Fremont, California that was built in 1979.  Wesco I intends to renovate the exterior of the community and complete interior renovations for an estimated total cost of $5.9 million.  Wesco I obtained a $19.3 million mortgage loan at a rate of 3.93% secured by the community for a term of 10 years.  Also, during the quarter, Wesco I acquired The Woods for $25.2 million.  The property is a 160-unit community built in 1978 and located less than a half mile from Briarwood, in Fremont, California.  Wesco I assumed a $13.5 million loan secured by the property at a rate of 6.04% that matures in September 2016.

Essex Apartment Value Fund II, L.P.

Essex Apartment Value Fund II, L.P. ("Fund II"), has eight institutional investors with combined partner equity contributions of $265.9 million.  The Company contributed $75.0 million to Fund II, which represents a 28.2% interest as general partner and limited partner.  Fund II utilized debt as leverage equal to approximately 55% upon the initial acquisition of the underlying real estate.  Fund II invested in apartment communities in the Company's targeted West Coast markets with an emphasis on investment opportunities in the Seattle metropolitan area and the San Francisco Bay Area.  As of October 2006, Fund II was fully invested and closed for any future acquisitions or development.  As of December 31, 2011 and 2010, Fund II owned fourteen apartment communities. No communities have been sold by Fund II.

Essex Skyline at MacArthur Place

During the first quarter of 2010, the Company entered into a joint venture that acquired Essex Skyline at MacArthur Place, a new 349-unit high rise condominium project that is operated as an apartment community.  The property is located in Santa Ana, California and the acquisition price was $128 million.  The Company acquired a 50% interest in the joint venture and accounts for this co-investment on the equity method, and the Company earned a fee of $0.5 million for the acquisition of the property.  The Company receives management fees and may earn a promoted interest if certain financial hurdles are achieved by the joint venture for the management and sale of the property.

Canada Pension Plan Investment Board – Joint Venture Developments

During the second quarter 2011, the Company entered into a joint venture with the Canada Pension Plan Investment Board ("CPPIB") to develop its Cadence site located in San Jose, California.  The Company contributed the land to the joint venture, and the Company accounts for this joint venture using the equity method.  The Company holds a 55% interest in the joint venture and will earn development, asset, and property management fees.  The Company may also earn a promoted interest.

During the third quarter 2011, the Company entered into another joint venture with the CPPIB to develop a 309-unit community located in West Dublin, California.  The Company contributed the land to the joint venture, and the Company accounts for this joint venture on the equity method.  The Company holds a 55% interest in the venture and will earn development, asset and property management fees, and may earn a promoted interest.

Fountain and Santa Monica at La Brea – Joint Venture Developments

During the third quarter 2011, the Company entered into a development joint venture with a regional developer for the construction of Fountain at La Brea, a 187-unit community with approximately 18,200 square feet of retail located in West Hollywood, California.  The regional developer contributed the land and the Company contributed approximately $9.0 million in cash for a 50% interest in the venture.  The joint venture obtained bond financing for the project in the amount of $54.5 million with a maturity date of October 2046 and entered into an interest rate swap transaction with respect to the bonds that terminates in September 2016 that effectively converts the interest rate to SIFMA plus 150 basis points through December 2016.

In the fourth quarter 2011, the Company entered into another development joint venture with the same regional developer for the construction of Santa Monica at La Brea, a 184-unit apartment community with approximately 12,750 square feet of retail located in West Hollywood, California.  The 50/50 joint venture was created with the contribution of $5.8 million by the Company and the contribution of entitled land by the regional developer.  The joint venture secured bond financing in the amount of $59.9 million, maturing in December 2046.  The joint venture entered into a total return swap agreement that effectively converts the interest rate to SIFMA plus 150 basis points through December 2016.

Debt is joint and several.  Additionally, if either partner fails to make capital contributions to one of these joint ventures in certain instances, then the ownership interest of the defaulting partner in the other joint venture may be reduced.

Queen Anne – Joint Venture Development

During December 2010, the Company entered into a development joint venture with a partner who contributed a land parcel during the first quarter of 2011 in return for a 50% interest in the venture and the Company contributed cash equal to the value of the land in return for a 50% interest in the joint venture. The 275-unit community under development is located in Seattle, Washington.  Queen Anne obtained a $45.0 million construction loan at a rate of LIBOR plus 195 basis points, due July 2014, with two one-year extension options exercisable at the Company's option.

Preferred Equity Investments

During first quarter 2011, the Company invested $9.7 million as preferred equity investments in two apartment communities located in downtown Los Angeles.  The investments are for ten years with a preferred return of 9% for five years, increasing to a minimum of 10% and a maximum of 12.5% thereafter.

During the second quarter of 2011, the Company completed a $13.0 million preferred equity investment in an entity owning an apartment community located in downtown Los Angeles.  The Company's preferred return is 10% and the Company's investment has a five-year term.

During the third quarter of 2011, the Company sold its preferred stock investments in MyNewPlace.com, a real estate technology company for net proceeds of $1.6 million and a gain of $0.9 million.

During the fourth quarter of 2011, the Company entered into a 50/50 joint venture with an institutional partner, Wesco II, LLC ("Wesco II"), which in turn closed a $175 million preferred equity investment in Park Merced, a 3,221-unit apartment community located in San Francisco, California.  The preferred equity investment has a stated term of 7 years and a preferred return of 10.1%.  The investment cannot be repaid during the first two years, and there is a prepayment penalty in the third through the fifth year of the investment.  The community is encumbered with a $450 million senior mortgage loan with a fixed interest rate of 3.83%.  The senior loan represents roughly a 60% loan to value, and the projected debt service coverage is approximately 110% including Wesco II's preferred equity investment (unaudited).

During the third quarter of 2010, the Company invested $12.0 million as a preferred equity interest investment in a related party entity that owns a 768-unit apartment community in Anaheim, California.  The preferred return is 13% for the first five years and 15% thereafter.

During the first quarter of 2009, the Company wrote-off its $5.8 million investment in a development joint venture and the write-off is included in impairment and other charges in the accompanying consolidated statement of operations for the year ended December 31, 2009.  This investment was held by a taxable REIT subsidiary.  During the fourth quarter of 2011, an income tax benefit of $1.6 million was recognized for the 2009 write-off when the "more likely than not" hurdle was achieved.  The $1.6 million benefit is included in interest and other income in the accompany consolidated statement of operations for the year ended December 31, 2011.

The carrying values of the Company's co-investments as of December 31, 2011 and 2010 are as follows ($ in thousands):

	2011	2010
Investments in joint ventures accounted for under the equity method of accounting:

Membership interest in Wesco I	$75,588	$-
Partnership interest in Fund II	64,294	66,000
Membership interest in a limited liability company that owns
Essex Skyline at MacArthur Place	24,063	29,187
Total operating co-investments	163,945	95,187

Membership interests in limited liability companies that own and are developing Cadence and West Dublin	62,897	-
Membership interest in a limited liability company that owns and is developing Queen Anne	17,981	-
Membership interests in limited liability companies that own and are developing Fountain at La Brea and Santa Monica at La Brea	15,194	-
Total development co-investments	96,072	-

Membership interest in Wesco II that owns a preferred equity interest in Park Merced with a perferred return of 10.1%	88,075	-
Preferred interests in limited liability companies that own apartment communities in downtown Los Angeles with preferred returns of 9% and 10%	22,792	-
Preferred interest in a related limited liability company that owns
Madison Park at Anaheim with a preferred return of 13%	12,528	12,014
Total preferred interest investments	123,395	12,014

Investments accounted for under the cost method of accounting:
Series A and B-2 Preferred Stock interests in Multifamily Technology Solutions, Inc.	-	639
Total co-investments	$383,412	$107,840

The combined summarized financial information of co-investments, which are accounted for under the equity method, is as follows ($ in thousands):

	December 31,
	2011	2010
Balance Sheets:
Rental properties and real estate under development	$1,659,078	$750,808
Other assets	63,847	15,864
Total assets	$1,722,925	$766,672

Debt	$900,095	$450,693
Other liabilities	48,518	7,076
Equity	774,312	308,903
Total liabilities and partners' equity	$1,722,925	$766,672

Company's share of equity	$383,412	$107,201

	Years ended
	December 31,
	2011	2010	2009
Statements of operations:
Property revenues	$106,386	$54,699	$47,201
Property operating expenses	(43,066)	(24,098)	(18,450)
Net operating income	63,320	30,601	28,751

Interest expense	(27,843)	(13,619)	(10,805)
General and administrative	(1,748)	(709)	(294)
Depreciation and amortization	(44,412)	(20,850)	(15,656)
Net (loss) income	$(10,683)	$(4,577)	$1,996

Company's share of net (loss) income	$(467)	$(1,715)	$670

(d) Real Estate For Development

The Company defines real estate under development activities as new communities that are in various stages of active development, or the community is in lease-up and phases of the project are not completed.  As of December 31, 2011, the Company had no active consolidated developments and five active joint venture development projects comprised of 1,235 units for an estimated cost of $422.6 million, of which $282.6 million remains to be expended.

The Company defines the predevelopment pipeline as new communities in negotiation or in the entitlement process with a high likelihood of becoming development activities.  As of December 31, 2011, the Company had an investment interest in a joint venture that owns one development community aggregating 481 units that was classified as a predevelopment project.  The Company had incurred $42.8 million in costs for the joint venture predevelopment property at December 31, 2011.  The Company owns land in various stages of entitlement that is being held for future development or sale aggregating 298 units as of December 31, 2011.  The Company had incurred $44.3 million in costs related to this land held for future development or sale.